Long-Term Debt - Additional Information - NOK Bonds (Detail) $ in Thousands, NOK in Millions	1 Months Ended		6 Months Ended
	Jan. 31, 2016 tranche	Jan. 31, 2013 NOK tranche	Jun. 30, 2016 USD ($)	Jun. 30, 2016 NOK	Dec. 31, 2015 USD ($)	Jan. 31, 2014 NOK	Jan. 31, 2012 NOK
Debt Instrument [Line Items]
Long-term debt, gross | $			$ 3,299,113		$ 3,426,568
Norwegian Kroner Bond Due In January 2019 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | $			$ 119,600
Norwegian Kroner Bond Due In January 2019 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued						NOK 1,000
Marginal rate added for interest paid			4.25%
Norwegian Kroner Bond issued January 2013 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		NOK 1,300
Number of tranches | tranche	1	2
Norwegian Kroner Bond due in January 2016 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		NOK 500
Realized transaction gain (loss) | $			$ 32,600
Norwegian Kroner Bonds due January 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		NOK 800
Marginal rate added for interest paid			4.75%
Norwegian Kroner Bond Due In December 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | $			$ 95,700
Norwegian Kroner Bond Issued January 2012 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Marginal rate added for interest paid			5.75%
Reference rate for the variable rate of the debt instrument			NIBOR
Norwegian Kroner Bond due in January 2017 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued							NOK 600
Norwegian Kroner Bond Due In November 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | $			$ 71,700
Interest Rate Swap [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Realized transaction gain (loss) | $			$ (32,600)
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In January 2019 [Member]
Debt Instrument [Line Items]
Fixed Interest Rate			7.45%	7.45%
Debt instrument transfer of principal amount | $			$ 162,200
Interest Rate Swap [Member] | Norwegian Kroner Bonds due January 2018 [Member]
Debt Instrument [Line Items]
Debt instrument transfer of principal amount | $			$ 28,700
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In December 2018 [Member]
Debt Instrument [Line Items]
Fixed Interest Rate			7.58%	7.58%
Debt instrument transfer of principal amount | $			$ 118,300
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In October 2016 [Member]
Debt Instrument [Line Items]
Debt instrument transfer of principal amount			30,400	NOK 180
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In October 2017 [Member]
Debt Instrument [Line Items]
Debt instrument transfer of principal amount			$ 30,400	NOK 180
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In November 2018 [Member]
Debt Instrument [Line Items]
Fixed Interest Rate			8.84%	8.84%
Debt instrument transfer of principal amount			$ 41,800	NOK 247
Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Marginal rate added for interest paid			5.75%
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bonds due January 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				160
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In December 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				640
Long-term debt, gross				659
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In October 2016 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				180
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In October 2017 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				180
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In November 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				NOK 240
Maximum [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In December 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage			103.00%
Maximum [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In November 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage			103.00%
Minimum [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In December 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage			101.00%
Minimum [Member] | Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In November 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage			101.00%